Employee benefit expenses (Details 8)	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure Of Employee Benefits Expenses [Abstract]
Impact on defined benefit obligation of discount rate as 1% increase	$ (26,979)
Impact on defined benefit obligation of discount rate as 1% decrease	29,229
Impact on defined benefit obligation of future salary increases as 1% increase	29,007
Impact on defined benefit obligation of future salary increases as 1% decrease	$ (27,030)